PARENT ONLY FINANCIAL INFORMATION - Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Statements of Operations
General and administrative expenses	$ (75,767)	¥ (527,479)	¥ (203,847)	¥ (49,960)
Operating loss	(452,585)	(3,150,802)	(1,221,322)	(218,619)
Interest income	9,169	63,831	20,226	831
Loss before income taxes	(494,036)	(3,439,379)	(1,369,637)	(271,636)
Provision for profits tax	(311)	(2,167)	112	(112)
Net loss	$ (493,383)	(3,434,832)	(1,365,615)	(271,524)
Parent Company
Condensed Statements of Operations
General and administrative expenses		(49,185)	(13,052)	(9,041)
Operating loss		(49,185)	(13,052)	(9,041)
Share of losses from subsidiaries, VIE and VIE's subsidiaries		(3,506,864)	(1,196,549)	(9,350)
Change in Fair Value loss			(6,962)	441
Interest income		24,943	14,950	551
Loss before income taxes		(3,531,106)	(1,201,613)	(17,399)
Net loss		¥ (3,531,106)	¥ (1,201,613)	¥ (17,399)